UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2013

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

SEMI-ANNUAL REPORT

July 31, 2013

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Expense Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Additional Information	23
Privacy Notice	26

September 30, 2013

Re:  Performance for the Semi-Annual Period Ending July 31, 2013

Dear Shareholder,

McKinley Capital Management, LLC (“McKinley Capital”) is pleased to release the first shareholder report for the McKinley Diversified Income Fund (the “Fund”).  McKinley Capital was founded in 1990 and is an Alaska based investment management company with approximately $7.9 billion under management as of July 31, 2013.  McKinley Capital is ranked as the 245th largest money manager in the world by Pension and Investments in its May 27, 2013 issue (as ranked by total worldwide institutional assets under management, in millions, as of December 31, 2012).

The goal of the Fund is to produce high current income and capital appreciation, with lower market risk as measured by downside capture and standard deviation when compared to the S&P 500® Index.  The Fund is a diversified and benchmark-agnostic portfolio that uses a bottom-up investment process.

The macro backdrop of the Fund during the period was dominated by the U.S. Federal Reserve.  Global financial markets recovered in July after several months of consolidation as investors positioned for a reduction of stimulus efforts and bond purchases by the Federal Reserve (referred to by the press as “monetary tapering”).  The uncertainty that followed Federal Reserve Chairman Ben Bernanke’s initial talk of tapering the quantitative easing program was somewhat relieved by his assurance that the tapering process would be slow and dependent on the economic data.

As a result of these Federal Reserve actions, US Treasury bonds posted declines as yields rose sharply from early May through the end of July, with ten year bond yields topping 2.7%, an increase of over 1% in three months. High yield credit, as measured by the Citigroup High Yield Market Index, also posted declines, with prices falling over 3% for the month of June alone. Higher yielding stocks were more negatively affected by monetary tapering than low dividend stocks, which contributed to the Fund trailing the S&P 500® Index for the period. Despite this volatility, the Fund (including dividends paid) had a positive return from its March 27, 2013 inception through July 31, 2013.

On a sector basis, Financials and Materials holdings detracted from performance while Consumer Staples and Industrials securities provided positive performance. Negative contributions to return were generated by companies such as American Capital Agency (Financials), Redwood Trust, Inc. (Financials) and Southern Copper Corp. (Materials).  Positions in Seadrill Ltd. (Energy), RR Donnelley & Sons Co. (Industrials) and AmeriGas Partners LP (Utilities) positively impacted the Fund.

MCKINLEY DIVERSIFIED INCOME FUND

Looking forward, McKinley Capital expects the next several months to provide improved clarity regarding Federal Reserve policy, and with that clarity, a better understanding of the path of interest rates over the next several years. This should usher in a renewed interest in the higher yielding securities held by the Fund.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities. Foreign securities differ in accounting methods. These risks are greater for investments in emerging markets. The Fund invests in smaller companies, which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in Master Limited Partnerships (“MLP”s) entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures. Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks. The value of the Fund’s investments in Real Estate Investment Trusts (“REIT”s) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests. The Fund will invest in other investment companies such as Exchange Traded Funds (“ETF”s) and closed-end funds and investors will indirectly bear the funds principal risks and its share of these fund fees and expenses. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share and may have limited market liquidity. An ETF’s shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index. In addition, trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

MCKINLEY DIVERSIFIED INCOME FUND

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments for additional information.

The S&P 500® Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.  You cannot invest directly in an index.

Standard deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

McKinley Capital Management, LLC is the Adviser to the McKinley Diversified Income Fund.

McKinley Diversified Income Fund is distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

SECTOR ALLOCATION at July 31, 2013 (Unaudited)

   * Includes other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended July 31, 2013 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/27/13 – 7/31/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees.  However, the example

MCKINLEY DIVERSIFIED INCOME FUND

EXPENSE EXAMPLE For the Six Months Ended July 31, 2013 (Unaudited) (Continued)

below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/13	7/31/13	2/1/13 – 7/31/13*
Institutional Class Actual	$1,000.00	$1,007.10	$4.16
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.84	$6.01
Investor Class Actual	$1,000.00	$1,006.20	$5.94
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.60	$7.25

*
The actual expenses are equal to the Fund’s annualized expense ratios of 1.20% and 1.45% for Institutional and Investor Classes, respectively, multiplied by the average account value over the period 126/365 to reflect the period from March 27, 2013 to July 31, 2013, the Fund’s commencement of operations date to the end of the period. The hypothetical expenses are equal to the Fund’s annualized expense ratios of 1.20% and 1.45% for Institutional and Investor Classes, respectively, multiplied by 181/365 to reflect the most recent six-month period.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 69.8%

Biotechnology: 1.3%
23,342	PDL BioPharma,
	Inc.	$189,537

Capital Markets: 11.0%
9,975	AllianceBernstein
	Holding LP	221,445
14,018	The Blackstone
	Group LP	316,106
14,945	Main Street
	Capital Corp.	456,271
3,160	Oaktree Capital
	Group, LLC	170,608
20,302	Solar Capital Ltd.	447,253
		1,611,683

Chemicals: 1.5%
3,284	LyondellBasell
	Industries NV	225,644

Commercial Banks: 3.6%
43,543	Banco Santander
	SA - ADR	318,734
1,546	Westpac Banking
	Corp. - ADR	215,080
		533,814

Commercial Services & Supplies: 4.6%
35,736	RR Donnelley
	& Sons Co.	678,627

Diversified Financial Services: 3.5%
48,707	KKR Financial
	Holdings, LLC	514,833

Diversified Telecommunication
Services: 5.5%
11,862	AT&T, Inc.	418,373
10,938	CenturyLink, Inc.	392,127
		810,500

Energy Equipment & Services: 3.9%
13,353	SeaDrill Ltd.	569,906

Gas Utilities: 2.4%
7,823	AmeriGas
	Partners LP	356,025

Metals & Mining: 1.7%
9,731	Southern
	Copper Corp.	253,687

Oil, Gas & Consumable Fuels: 9.8%
20,149	Breitburn Energy
	Partners LP	362,883
12,310	Calumet Specialty
	Products Partners LP	404,138
5,147	Energy Transfer
	Partners LP	267,953
6,387	Linn Energy, LLC	172,768
4,622	Targa Resources
	Partners LP	230,360
		1,438,102

Pharmaceuticals: 5.5%
6,640	AstraZeneca
	PLC - ADR	336,781
5,325	Bristol Myers
	Squibb Co.	230,253
4,720	GlaxoSmithKline
	PLC - ADR	240,531
		807,565

Semiconductors & Semiconductor
Equipment: 2.3%
14,213	Intel Corp.	331,163

Thrifts & Mortgage Finance: 3.4%
19,600	Home Loan Servicing
	Solutions Ltd.	490,588

Tobacco: 7.7%
9,833	Altria Group, Inc.	344,745
7,590	Reynolds
	American, Inc.	375,174
24,856	Vector Group Ltd.	413,852
		1,133,771

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 69.8% (Continued)

Trading Companies & Distributors: 2.1%
7,712	TAL International
	Group, Inc.	$310,408

TOTAL COMMON STOCKS
(Cost $10,050,898)		10,255,853

PARTNERSHIPS & TRUSTS: 18.6%

Real Estate Investment Trusts: 18.6%
12,111	Agree Realty Corp.	365,268
24,721	Capstead Mortgage
	Corp.	292,202
15,666	Medical Properties
	Trust, Inc.	228,724
43,512	MFA Financial, Inc.	347,226
44,546	Newcastle
	Investment Corp.	258,367
55,830	Northstar Realty
	Finance Corp.	547,133
7,543	Omega Healthcare
	Investors, Inc.	240,094
9,199	Plum Creek
	Timber Co., Inc.	448,727

TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,782,900)		2,727,741

INVESTMENT COMPANIES: 9.7%
30,742	Ares Capital Corp.	546,900
38,198	Prospect
	Capital Corp.	418,268
45,593	TICC Capital Corp.	457,754

TOTAL INVESTMENT COMPANIES
(Cost $1,409,338)		1,422,922

SHORT-TERM INVESTMENTS: 1.9%

Money Market Fund: 1.9%
284,289	Invesco Treasury
	Portfolio, 0.02%1	284,289

TOTAL SHORT-TERM INVESTMENTS
(Cost $284,289)		284,289

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $14,527,425)		14,690,805
Other Assets in Excess
of Liabilities: 0.0%*		5,357
TOTAL NET ASSETS: 100.0%		$14,696,162

ADR – American Depositary Receipt
1	Seven-day yield as of July 31, 2013.
*	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and  S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2013 (Unaudited)

ASSETS
Investments in securities, at value (cost $14,527,425)	$14,690,805
Receivables:
Fund shares sold	10,000
Dividends and interest	41,507
Due from adviser, net	6,234
Prepaid expenses	1,199
Total assets	14,749,745

LIABILITIES
Payables:
Distribution fees - Investor Class	39
Shareholder servicing fees	2,145
Administration fees	10,773
Fund accounting fees	6,956
Transfer agent fees	9,145
Custody fees	318
Trustee fees	823
Chief Compliance Officer fees	3,065
Other accrued expenses	20,319
Total liabilities	53,583
NET ASSETS	$14,696,162

COMPONENTS OF NET ASSETS
Paid-in capital	$14,743,623
Undistributed net investment income	25,196
Accumulated net realized loss on investments	(236,037)
Net unrealized appreciation on investments	163,380
Net assets	$14,696,162

Net Asset Value (unlimited shares authorized):
Institutional Class:
Net assets	$14,492,979
Shares of beneficial interest issued and outstanding	727,321
Net asset value, offering and redemption price per share	$19.93
Net Asset Value (unlimited shares authorized):
Investor Class:
Net assets	$203,183
Shares of beneficial interest issued and outstanding	10,200
Net asset value, offering and redemption price per share	$19.92

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF OPERATIONS For the Period Ended July 31, 2013* (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of $1,421 foreign withholding tax)	$228,198
Interest	23
Total investment income	228,221

EXPENSES
Investment advisory fees	37,730
Registration fees	15,537
Administration fees	14,225
Transfer agent fees	11,855
Fund accounting fees	9,484
Audit fees	8,130
Shareholder servicing fees	6,869
Chief Compliance Officer fees	4,065
Miscellaneous expenses	3,658
Reports to shareholders	3,048
Legal fees	2,438
Trustee fees	2,113
Custody fees	1,896
Insurance expense	610
Distribution fees - Investor Class	106
Total expenses	121,764
Less: fees waived	(65,063)
Net expenses	56,701
Net investment income	171,520

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(236,037)
Change in net unrealized appreciation on investments	163,380
Net realized and unrealized loss on investments	(72,657)
Net increase in net assets resulting from operations	$98,863

*	Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2013*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$171,520
Net realized loss on investments	(236,037)
Change in unrealized appreciation on investments	163,380
Net increase in net assets resulting from operations	98,863

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(144,765)
Investor Class	(1,559)
Total distributions to shareholders	(146,324)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	14,539,570
Net increase in net assets derived from net
change in outstanding shares - Investor Class(1)	204,053
Total increase in net assets from capital share transactions	14,743,623
Total increase in net assets	14,696,162

NET ASSETS
Beginning of period	—
End of period	$14,696,162
Undistributed net investment income	$25,196

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Period Ended
	July 31, 2013*
	(Unaudited)
	Shares	Value
Institutional Class
Shares sold	719,909	$14,395,559
Shares issued in reinvestment of distribution	7,451	144,765
Shares redeemed	(39)	(754)
Net increase	727,321	$14,539,570

	Period Ended
	July 31, 2013*
	(Unaudited)
	Shares	Value
Investor Class
Shares sold	10,151	$203,100
Shares issued in reinvestment of distribution	60	1,165
Shares redeemed	(11)	(212)
Net increase	10,200	$204,053

*	Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	July 31, 2013*
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.25	**
Net realized and unrealized (loss) on investments	(0.11)
Total from investment operations	0.14

LESS DISTRIBUTIONS
From net investment income	(0.21)
Net asset value, end of period	$19.93
Total return	0.71	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$14.5
Portfolio turnover rate	24	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.58	%+
After fees waived	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	2.25	%+
After fees waived	3.63	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Investor Class
	Period Ended
	July 31, 2013*
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.27	**
Net realized and unrealized (loss) on investments	(0.15)
Total from investment operations	0.12

LESS DISTRIBUTIONS
From net investment income	(0.20)
Net asset value, end of period	$19.92
Total return	0.62	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$0.2
Portfolio turnover rate	24	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.83	%+
After fees waived	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	2.57	%+
After fees waived	3.95	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

McKinley Diversified Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on March 27, 2013.

The Fund offers Institutional and Investor Class shares.  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Investor shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek substantial current income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At July 31, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. See the Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,255,853	$—	$—	$10,255,853
Partnerships
& Trusts	2,727,741	—	—	2,727,741
Investment
Companies	1,422,922	—	—	1,422,922
Short-Term
Investments	284,289	—	—	284,289
Total Investments
in Securities	$14,690,805	$—	$—	$14,690,805

There were no transfers into or out of Level 1, 2, or 3 for the period ended July 31, 2013.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of July 31, 2013, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  However, as of July 31, 2013 the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income normally are declared and paid at least quarterly.  Distributions to shareholders from net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Effective October 15, 2013, the Fund’s fiscal year end is changing to November 30, 2013.

I.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% based upon the

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

average daily net assets of the Fund. For the period ended July 31, 2013, the Fund incurred $37,730 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit Fund expenses by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively. The contract’s term is indefinite and may be terminated only by the Board of Trustees. For the period ended July 31, 2013, the amount that exceeded the ratio of expenses was $65,063.  As of July 31, 2013, the amount due from the Adviser was $6,234.

Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of its fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended July 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Unaudited) (Continued)

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Investor Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.15% of each Class’s average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the period ended July 31, 2013, the Fund incurred distribution fees of $106 and shareholder servicing fees of $6,869.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $17,770,882 and $3,230,036, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended July 31, 2013.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$14,527,425
Gross tax unrealized appreciation	609,939
Gross tax unrealized depreciation	(446,559)
Net tax unrealized appreciation	$163,380

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2013 was as follows:

July 31, 2013
Distributions paid from:
Ordinary income	$146,324

MCKINLEY DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on February 28 and March 1, 2013, the Board (which at the time was comprised of four persons who are Independent Trustees as defined under the Investment Company Act of 1940 and one Interested Trustee) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the McKinley Diversified Income Fund (the “Fund”), a new series of Professionally Managed Portfolios, with McKinley Capital Management, LLC (the “Adviser” or “McKinley”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services McKinley would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by McKinley or its affiliates.  The Trustees also considered the structure of McKinley’s compliance procedures and the trading capability of McKinley.  The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality and extent of the management services to be provided would be satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser.  As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider McKinley’s performance history with respect to similarly managed separate accounts and noted that although they significantly underperformed the benchmark index for the one-year period, they outperformed for the three-year, five-year and ten-year periods.

3.	Costs of Services Provided and Profits Realized by McKinley. The Board noted that the proposed advisory fee as a percentage of average daily net

MCKINLEY DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

assets was 0.80% for the Fund.  The Board also noted that the Adviser agreed to enter into an agreement to limit the expenses of the Fund to 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively, of average daily net assets.  The Board also considered the services the Adviser provided to its institutional and separately managed account clients comparing the fee charged for those management services to the proposed fees for the Fund.  The Board concluded that the fees to be received by McKinley were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations and also noted that McKinley had agreed to institute a breakpoint in the advisory fee for the Fund.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of McKinley from managing the new Fund.  In assessing possible profitability, the Trustees reviewed McKinley’s financial information and took into account both the likely direct and indirect benefits to McKinley from advising the Fund, including shareholder servicing fees and expenses, benefits received in exchange for “soft dollars” and 12b-1 fees for Investor Class shares of the Fund.  The Trustees concluded that McKinley’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, McKinley would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

MCKINLEY DIVERSIFIED INCOME FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (888) 458-1963.  The Fund discloses its calendar and fiscal quarter-end portfolio holdings on its website at http://mckinleycapitalfunds.com within 15 business days after the quarter-end. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at http://mckinleycapitalfunds.com.

MCKINLEY DIVERSIFIED INCOME FUND

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

McKinley Diversified Income Fund
	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the five month period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date   September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date   September 30, 2013

By (Signature and Title)   /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date   September 27, 2013

* Print the name and title of each signing officer under his or her signature.